Investment Objectives and Goals	Jan. 28, 2026
NAA Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA ALLOCATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Allocation Fund (the “Fund”) seeks long-term capital growth.
NAA Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA LARGE CAP VALUE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Large Cap Value Fund (the “Fund”) seeks long-term capital growth.
NAA Large Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA LARGE CORE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Large Core Fund (the “Fund”) seeks long-term capital growth.
NAA Mid Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA MID GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Mid Growth Fund (the “Fund”) seeks long-term capital growth.
NAA Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA OPPORTUNITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Opportunity Fund (the “Fund”) seeks long-term capital growth.
NAA Risk Managed Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA RISK MANAGED REAL ESTATE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Risk Managed Real Estate Fund (the “Fund”) seeks to provide total return through capital appreciation and current income.
NAA SMid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA SMID CAP VALUE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA SMid Cap Value Fund (the “Fund”) seeks long-term capital growth.
NAA World Equity Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA WORLD EQUITY INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA World Equity Income Fund (the “Fund”) seeks total return comprised of capital appreciation and current income.